Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill by Business Segment	The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2021 and 2022:

	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Markets Business Group	Total
	(in millions)
Balance at March 31, 2020:
Goodwill	¥138,538	¥738,645	¥214,071	¥2,300	¥1,093,554
Accumulated impairment losses(2)	(32,868)	(528,692)	(14,368)	—	(575,928)
	105,670	209,953	199,703	2,300	517,626
Goodwill acquired during the fiscal year(1)	1,105	—	4,164	—	5,269
Impairment loss	(30,525)	(117,039)	—	—	(147,564)
Foreign currency translation adjustments and other	456	(10,001)	5,066	—	(4,479)
Balance at March 31, 2021:
Goodwill	140,099	728,644	223,301	2,300	1,094,344
Accumulated impairment losses	(63,393)	(645,731)	(14,368)	—	(723,492)
	¥76,706	¥82,913	¥208,933	¥2,300	¥370,852
Foreign currency translation adjustments and other	4,694	7,358	12,493	—	24,545
Balance at March 31, 2022:
Goodwill	144,793	736,002	235,794	2,300	1,118,889
Accumulated impairment losses	(63,393)	(645,731)	(14,368)	—	(723,492)
Less: Goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank(3)	(2,415)	(89,371)	—	—	(91,786)
	¥78,985	¥900	¥221,426	¥2,300	¥303,611

Notes:
(1)See Note 2 for the goodwill acquired in connection with acquisitions.
(2)Effective April 1, 2018, the MUFG Group reorganized its business groups. Goodwill originally recognized for Retail Banking Business Group, Corporate Banking Business Group, Trust Assets Business Group and Global Business Group other than MUAH and Krungsri was ¥1,900,019 million, which has been fully impaired before April 1, 2017. As these impairment losses recorded in past before the reorganization of the segment and are irrelevant to the annual impairment test under the new segment, the accumulated impaired loss is not allocated to new business segments after the reorganization of business group.
(3)Represents goodwill, net of accumulated impairment losses in transferred business of MUFG Union Bank, which is included in Other assets in the accompanying consolidated balance sheet at March 31, 2022. See Notes 2 for more information.

Carrying Amount of Other Intangible Assets by Major Class
The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of other intangible assets at March 31, 2021 and 2022:

	2021			2022
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥3,025,769	¥2,249,340	¥776,429	¥3,169,332	¥2,380,861	¥788,471
Customer relationships	555,796	290,641	265,155	528,969	282,324	246,645
Core deposit intangibles	164,979	102,958	62,021	114,059	58,972	55,087
Trade names	92,422	41,629	50,793	76,858	36,846	40,012
Other	16,136	5,640	10,496	15,194	4,859	10,335
Total	¥3,855,102	¥2,690,208	1,164,894	¥3,904,412	¥2,763,862	1,140,550
Intangible assets not subject to amortization:
Other(1)			20,100			8,051
Total			¥1,184,994			¥1,148,601
Note: (1)Intangible assets not subject to amortization includes ¥11,355 million and nil of mortgage servicing rights accounted for at fair value at March 31, 2021 and 2022, respectively.
Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years
The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2023	¥270,745
2024	232,942
2025	190,321
2026	142,645
2027	99,395